Lease - Schedule of future lease payments under operating leases (Details) - Jun. 30, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lease
2025	¥ 2,442	$ 341
2026	5,113	713
2027	4,744	662
2028	4,513	630
2029	2,270	317
Total future lease payments	19,082	2,663
Less: Imputed interest	1,261	176
Total lease liability balance	¥ 17,821	$ 2,487